Reclamation Provision	6 Months Ended
Jun. 30, 2026
Reclamation Provision
Reclamation Provision

11. Reclamation Provision

Management’s estimate of the reclamation provision at June 30, 2026, is $3,131 (December 31, 2025 – $2,921), and the undiscounted value of the obligation is $6,316 (December 31, 2025 – $5,573).

The present value of the obligation was calculated using a risk-free interest rate of 9.13% (December 31, 2025 – 9.13%) and an inflation rate of 3.84% (December 31, 2025 – 3.84%). Reclamation activities are estimated to begin in 2028 for the San Gonzalo Mine and in 2043 for the Avino Mine and La Preciosa Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	June 30, 2026	December 31, 2025
Balance at beginning of the period	$2,921	$2,062
Changes in estimates	-	349
Unwinding of discount	134	204
Effect of movements in exchange rates	76	306
Balance at end of the period	$3,131	$2,921